Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

	Environmental £m	Decommissioning £m	Restructuring £m	Emissions £m	Other £m	Total provisions £m
At 1 April 2017	1,721	221	17	32	597	2,588
Exchange adjustments	(158)	(9)	—	(2)	(26)	(195)
Additions	27	2	10	12	23	74
Unused amounts reversed[1]	(45)	(19)	(6)	—	(37)	(107)
Unwinding of discount	61	5	1	—	8	75
Utilised[2]	(75)	(6)	(7)	(34)	(146)	(268)
Transfers[3]	—	—	(12)	—	(103)	(115)
At 31 March 2018	1,531	194	3	8	316	2,052
Exchange adjustments	103	7	—	—	14	124
Additions	32	18	125	16	35	226
Unused amounts reversed[1]	(36)	(10)	(3)	(6)	(10)	(65)
Unwinding of discount	62	5	—	—	7	74
Utilised[2]	(53)	(26)	(42)	(9)	(79)	(209)
Transfers[3]	—	—	—	—	(3)	(3)
At 31 March 2019	1,639	188	83	9	280	2,199

	2019	2018
	£m	£m
Current	316	273
Non-current	1,883	1,779
	2,199	2,052

1.	Unused amounts reversed from other provisions include £nil (2018: £16 million) in relation to discontinued operations.

2.	Utilised amounts for other provisions include £20 million (2018: £77 million) in relation to discontinued operations.

3.	Represents net amounts transferred to trade and other payables (see note 22) of £3 million (2018: £115 million).

Schedule of environmental provision
The environmental provision is as follows:

	2019			2018
	Discounted £m	Undiscounted £m	Real discount rate	Discounted £m	Undiscounted £m	Real discount rate
UK sites	189	210	1%	213	235	1%
US sites	1,450	1,555	1%	1,318	1,410	1%
	1,639	1,765		1,531	1,645